COMMITMENTS AND CONTINGENCIES- Additional Information (Details) - USD ($)			12 Months Ended
	Dec. 25, 2019	Sep. 06, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Commitments [Line Items]
Maximum value of ordinary shares sold			$ 110,747	$ 70,406	$ 4,103,479
Network 1 Financial Securities, Inc. | IPO
Other Commitments [Line Items]
Maximum value of ordinary shares sold		$ 6,000,000
Description of underwriting discount and spread		The Company agreed to pay NETW an underwriting discount or spread of seven percent (7%) of the gross proceeds from investors introduced by NETW and five percent (5%) of the gross proceeds from investors introduced by the Company
Percentage of gross proceeds of offering as corporate finance fee		2.00%
Maximum reimbursement out of pocket expenses related to offering		$ 75,000
Weitian Group LLC. | Investor Relations Agreement
Other Commitments [Line Items]
Consideration paid per month	$ 4,000
Investor Relations Agreement Period	1 year
Investor Relations Agreement renewal term (consecutive months)	12 months